SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Potential dilutive common shares
	December 31,	June 30,
	2021	2021
Weighted average common shares outstanding	3,273,092,114	1,977,488,957
Effect of dilutive securities-when applicable:
Convertible promissory notes	95,911,155	142,079,692
Preferred stock	13,996,767	13,996,767
Common stock options	8,000,000	-
Warrants	6,814,782	12,165,260
Fully diluted earnings per share—adjusted weighted-average shares and assumed conversions	3,397,814,818	2,145,730,676

	For the Years ended June 30,
	2021	2020
Weighted average common shares outstanding	1,977,488,957	312,626,670
Effect of dilutive securities-when applicable:
Convertible promissory notes	142,079,692	1,014,701,330
Preferred Stock	13,996,767	13,996,767
Warrants	12,165,260	500,000
Fully diluted earnings per share—adjusted weighted-average shares and assumed conversions	2,145,730,676	1,341,824,767